SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Other Non-Cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in Other Non-Cash Working Capital
Non-cash financing activities	$ 8	$ (178)	$ (26)
Non-cash investing activities	$ (37,509)	$ 17,682	$ (3,753)